Borrowings and Debentures - Short-term Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 0	₩ 142,998
Short-term borrowings from BNK Securities. Co., Ltd. [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.00%
Maturity	0
Short-term borrowings	₩ 0	100,000
Short-term borrowings from KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.00%
Maturity	0
Short-term borrowings	₩ 0	30,000
Short-term borrowings from Hana Financial Investment Co., Ltd. [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.00%
Maturity	0
Short-term borrowings	₩ 0	4,642
Short-term borrowings from DB Financial Investment Co., Ltd. [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.00%
Maturity	0
Short-term borrowings	₩ 0	2,785
Short-term borrowings from Shinhan Securities Co., Ltd. [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.00%
Maturity	—
Short-term borrowings	₩ 0	₩ 5,571